RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transact business with the following related parties, consisting of companies in which Hemen and companies associated with Hemen have a significant interest: Frontline Ltd and its subsidiaries (referred to as "Frontline"), SFL and Seatankers Management Co. Ltd and companies affiliated with it (referred to as "Seatankers"). We may also transact business with our associated companies.

SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to Note 11 Operating Leases and Note 18 Finance Leases for additional information related to these contracts.

We are the commercial manager for nine (2019: 14) dry bulk and 16 (2019: 14) container vessels owned and operated by SFL. Pursuant to the management agreements, we receive $125 per day per vessel for managing four of the nine dry bulk vessels, $75 per day per vessel for managing three of the nine dry bulk vessels and $37.5 per day per vessel for managing the remaining two dry bulk vessels (2019: $125 per day for seven and $75 per day for seven, 2018: $125 per day for seven and $75 per day for seven) and $75 per day per vessel for managing the 16 container vessels (2019: $75 per day per vessel for managing the 14 container vessels, 2018: $75 per day per vessel for managing the 14 container vessels).

Seatankers
We are the commercial manager of 25 (2019: 15) dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (2019: $125, 2018: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short term time charters.

Capesize Chartering
In February 2015, CCL, a joint venture company was incorporated and in January 2016, the joint venture partners, Golden Ocean, Bocimar International NV, C Transport Holding Ltd and Star Bulk Carriers Corp, entered into a RSA. The purpose of the joint venture is to combine and coordinate the chartering services of all the parties for their participating Capesize dry bulk vessels that are intended to trade on the spot market and ultimately achieve improved scheduling ability and with the overall aim of enhancing economic efficiencies. Each participating vessel owner continues to be responsible for the operating, accounting and technical management of its respective vessels. As of December 31, 2020, 23 of our Capesize vessels were included in the RSA.

United Freight Carriers
United Freight Carriers LLC (''UFC''), is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.

SwissMarine
With reference to Note 20, in 2019 we made an equity investment in SwissMarine, a dry bulk freight operator of which we have determined to have significant influence. In 2019, we provided SwissMarine with a $10.7 million subordinated shareholder loan, non-amortizing, with a five-year term. The loan bears interests equivalent to the 12-month LIBOR plus a margin of 2%. In May 2020, the subordinated shareholder loan was partially repaid by SwissMarine. Total repayment amounted to $5.7 million, which included principal loan amount of $5.4 million and interest of $0.3 million. Outstanding balance of the shareholder loan from SwissMarine after repayment amounts to $5.3 million.

In addition, we have entered into several time charter agreements with SwissMarine and total time charter revenues from SwissMarine amounted to $19.5 million in the year ended December 31, 2020.

TFG Marine
With reference to Note 20, in 2020 we made an equity investment in TFG Marine, in which we have determined to have significant influence. We provided a shareholder loan of $1.0 million to TFG Marine. The loan has a five-year term and bears interest of LIBOR plus a margin of 7%. We also entered into a bunker supply arrangement with TFG Marine, under which we have paid $67.5 million to TFG Marine in relation to bunker procurement in 2020. We also issued a $20.0 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with the joint venture. As of December 31, 2020, there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as at December 31, 2020.

Management Agreements
Technical Supervision Services
We receive technical supervision services from Frontline Management. Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $27,529 per vessel (2019: $27,928 per vessel). This fee is subject to annual review.

Ship Management
The ship management of our vessels is provided by external ship managers, except for 20 (2019: 20) vessels, which has been provided by Seateam, a related party up to October 2020 (please refer to Note 20).

Other Management Services
We aim to operate efficiently through utilizing Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

Acquisition of vessels from affiliates of Hemen
In October 2017, we agreed to acquire two Capesize vessels from affiliates of Hemen, our largest shareholder, at an aggregated purchase price of $86.0 million. As settlement of the purchase price for each vessel, the Company entered into a seller's credit loan with an affiliate of Hemen for 50% of the purchase price of each vessel. The remaining part of the purchase price was to be settled with an aggregate of $9.0 million of cash and 4,000,000 of newly-issued common shares of the Company; 2,000,000 shares was to be issued upon the delivery of each vessel. In November 2017, one of the vessels, Golden Behike, was delivered to us and 2,000,000 shares were issued to satisfy the purchase price. The second vessel, Golden Monterrey, was delivered to us in January 2018 and 2,000,000 shares were issued to satisfy the purchase price.
With reference to Note 31, in February 2021, we entered into a Heads of Agreement to acquire 18 modern dry bulk vessels for a total consideration of $752 million from affiliates of Hemen, the Company's largest shareholder.

Seller's credits from affiliates of Hemen

In connection with the acquisition of the two Panamax vessels from affiliates of Hemen in 2017, we assumed an aggregate of $22.5 million in debt under seller's credit agreements, non-amortizing until June 2019 and with an interest rate of LIBOR plus a margin of 3.0%. Also, in connection with the agreements to acquire two Capesize vessels from Hemen in October 2017, we entered into non-amortizing seller's credit loans of $43.0 million in total with affiliates of Hemen corresponding to 50% of the purchase price of each vessel. Each loan bore interest at LIBOR plus a margin of 3.00% per annum and with maturity three years after delivery of each vessel. In 2018 and in connection with our $120.0 million term loan facility, we prepaid the full outstanding amounts of $65.5 million under our related party seller credit loans.

A summary of net amounts charged by related parties in 2020, 2019 and 2018 is as follows:

(in thousands of $)	2020	2019	2018
Frontline	3,216	3,402	3,687
SFL	38,459	37,069	29,484
Seateam	2,552	3,636	3,783
Seatankers	31,955	8,708	12,325
CCL	23	1,154	62
Hemen	—	—	1,338
TFG Marine	69,946	—	—
	146,151	53,969	50,679

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2020, 2019 and 2018 is as follows:

(in thousands of $)	2020	2019	2018
SFL	957	894	793
Seatankers	954	665	681
Northern Drilling	50	50	28
SwissMarine	19,528	—	—
CCL	2,965	—	2,557
	24,454	1,609	4,059

Net amounts charged to related parties mainly comprise commercial management and general management fees and settlement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2020	2019	2018
Time charter revenues	19,528	—	—
Other revenues	1,961	1,609	1,502
Other operating income (expenses)	2,965	(1,154)	2,557
Voyage expenses and commissions	(69,946)	—	—
Ship operating expenses	(11,574)	(5,758)	(6,091)
Charter hire expenses¹	(63,468)	(45,777)	(41,809)
Administrative expenses	(1,163)	(1,280)	(1,441)
Interest on credit facilities	—	—	(1,338)
	(121,697)	(52,360)	(46,620)
1) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
Frontline	—	3,886
UFC	3	—
SwissMarine	—
Seatankers	—	1,294
	3	5,180

A summary of short-term balances owed to related parties as of December 31, 2020 and 2019 is as follows:

(in thousands of $)	2020	2019
CCL	1,440	2,060
Frontline	322	1,284
Seatankers	60	—
SFL	—	618
TFG Marine	2,424	—
Other	588	8
Credit loss allowance	31	—
	4,865	3,970

As at December 31, 2020 and December 31, 2019, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. In addition to the balances stated above, we have recorded operating lease liabilities and finance lease liabilities related to the eight vessels chartered from SFL. Refer to Note 11 Operating Leases and Note 18 Finance Leases for additional information.

Hemen owned $124.4 million of the Convertible Bond which was fully repaid at maturity in January 2019. In 2018, we issued an aggregate of 2,000,000 shares to Hemen in connection with a vessel acquisition.
We have periodically issued share options as disclosed in Notes 26 of these consolidated financial statements.